CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Profit (loss) before income taxes	¥ (875)	¥ (13,359)	¥ 2,840
Depreciation and amortization	774	727	679
Listing expense	0	13,714	0
Interest expense	161	0	0
Share-based payments	1,320	0	0
Foreign exchange gain	(389)	0	0
Share of loss of equity-accounted investees, net of tax	18	0	0
Impairment loss of other assets (non-current assets)	0	13	0
Net loss on sale or disposal of property and equipment	0	3	14
Net loss on sale or disposal of intangible assets	220	35	39
Gain on sale of business	0	0	(300)
Net gain on sale of crypto asset held (non-current assets)	0	0	(123)
Net gain on sale of other financial assets (non-current assets)	0	(11)	0
Change in fair value of warrant liability	(312)	(1,435)	0
(Increase) decrease in cash segregated as deposits	1,631	7,601	(18,320)
(Increase) decrease in crypto assets held (current assets)	6,724	(495)	(25,093)
Increase in customer accounts receivable	(123)	(367)	(280)
Decrease in other financial assets (non-current assets)	34	155	0
(Increase) decrease in other financial assets (current assets)	50	(22)	631
(Increase) decrease in other current assets	(19)	(613)	233
Increase (decrease) in deposits received	(1,097)	(8,365)	18,218
Increase (decrease) in crypto asset borrowings	(6,936)	459	25,264
Increase (decrease) in other financial liabilities	(103)	573	(230)
Decrease in excise tax payable	(303)	0	0
Increase (decrease) in other current liabilities	(13)	159	299
Other, net	97	64	32
Cash provided by operating activities	859	(1,164)	3,903
Interest income received	4	2	5
Interest expenses paid	(153)	(31)	(5)
Income taxes paid	(1,330)	(722)	(1)
Net cash provided by (used in) operating activities	(620)	(1,915)	3,902
Cash flows from investing activities
Purchase of property and equipment	(76)	(176)	(308)
Proceeds from sale of property and equipment	0	0	6
Expenditure on internally generated intangible assets	(927)	(524)	(380)
Proceeds from refund of guarantee deposits	1	33	155
Proceeds from sale of crypto assets held (non-current)	0	0	22
Purchase of other financial assets (non-current assets)	(10)	0	(10)
Payments for guarantee deposits	0	0	(192)
Purchase of other non-current assets	0	0	(9)
Acquisition of subsidiaries, net of cash acquired	1,796	(236)	0
Sale of non-major line of business, net of cash and cash equivalents divested	0	0	281
Acquisition of equity-accounted investees	(505)	0	0
Net cash provided by (used in) investing activities	279	(903)	(435)
Cash flows from financing activities
Proceeds from short-term loans payable	3,000	1,800	1,200
Repayments of short-term loans payable	(3,041)	(1,800)	(1,200)
Proceeds received from non-redemption agreement	0	202	0
Proceeds from Reverse Recapitalization, net of equity distribution based on Non-Redemption Agreement	0	205	0
Proceeds from loan from related party	19,376	8,508	0
Repayments of loan from related party	(17,758)	(7,887)	0
Repayments of lease obligations	(378)	(463)	(327)
Net cash provided by financing activities	1,200	565	(327)
Effect of exchange rate change on cash and cash equivalents	16	0	0
Net increase (decrease) in cash and cash equivalents	858	(2,253)	3,140
Cash and cash equivalents at the beginning of period	8,584	10,837	7,697
Cash and cash equivalents at the end of period	¥ 9,458	¥ 8,584	¥ 10,837